LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

10. LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Equity securities without readily determinable fair value
Sifive, Inc. ("Sifive") (a)	22,279	21,759
AliveCor, Inc., (“Alivecor”) (b)	15,347	14,988
Hyperfine Research, Inc. (“Hyperfine”) (c)	32,625	—
Promaxo, Inc.("Promaxo") (d)	26,100	25,490
Other equity securities without readily determinable fair value (e)	67,684	81,775
Equity securities with readily determinable fair value
Hyperfine Inc. (c)	—	31,669
Equity method investments:
Jiangsu Yitong High-Tech Co, Ltd("Jiangsu Yitong") (f)	—	960,832
Hefei Huaying Xingzhi Fund Partnership (limited partnership) (“Huaying Fund I”) (g)	53,105	61,014
Anhui Huaying Zhihui Wulian Fund Parnership(limited partnership)("Huaying Fund II") (h)	107,633	200,067
Other equity method investments (i)	47,562	46,548
Available-for-sale investments (j)	71,651	108,449
Total	443,986	1,552,591

10. LONG-TERM INVESTMENTS - CONTINUED

(a)	In 2018, the Group invested RMB12,332 to acquire 1.01% equity interests in Sifive. Sifive is a private company engaging in the business of semiconductor. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Sifive was accounted for as equity securities without readily determinable fair value. The Group recognized nil, RMB3,304 and nil gain from the fair value change of this investment during the years ended December 31, 2019, 2020 and 2021.
(b)	In 2019, the Group invested USD1,000 in a convertible bond issued by Alivecor with a 3% interest rate. In February 2020, the Group converted the bond to 0.56% equity interest and the equity interest is not considered in-substance common shares due to substantial liquidation rights owned by the Group. Accordingly, the investment in Alivecor was accounted for as equity securities without readily determinable fair value. The Group recognized RMB7,728 and nil gain from the fair value change of this investment during the years ended December 31, 2020 and 2021.
(c)	In 2020, the Group invested USD5,000 to acquire 2.27% equity interests in Hyperfine. Hyperfine is a private company engaging in the business of Magnetic Resonance (“MR”) technology. The equity interest was not considered in-substance common shares due to substantial liquidation preference rights and the investment in Hyperfine was accounted for as equity securities without readily determinable fair value as of December 31, 2020. For the year ended December 31, 2020, no fair value change was observed and recognized. In December 2021, Hyperfine was successfully listed in the US capital market through a special purpose acquisition and the investment in Hyperfine was converted to equity securities with readily determinable fair value.
(d)	In 2020, the Group invested USD4,000 to acquire 4.05% equity interests in Promaxo. Promaxo is a private company engaging in the business of MR technology. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Promaxo was accounted for as equity securities without readily determinable fair value. For the years ended December 31, 2020 and 2021, no fair value change was observed and recognized.
(e)	These other investments represent certain insignificant investments in the third-party private companies, over which the Group has no significant influence and were accounted for using the measurement alternative method.
(f)	In February 2021, the Group acquired 29.99% equity interest of Jiangsu Yitong, a company listed on the Shenzhen stock exchange, for a total cash consideration of RMB959.68 million. The purpose of the investment is to expand the healthcare ecosystem in the domestic market. The investment of Jiangsu Yitong is accounted for using the equity method as the Group can exercise significant influence through its board representation without obtaining control. The Group recorded RMB1,152 income from this equity method investment during the year ended December 31, 2021.

The total consideration of the investment in Jiangsu Yitong was RMB960,832 and the proportion of Jiangsu Yitong’s net assets that owned by the Group was RMB137,302 as of December 31, 2021. The difference between the total consideration and the proportion of net assets was RMB823,530, which has been allocated into goodwill, intangible assets and others assets with the amount of RMB636,672, RMB173,524 and RMB13,334, respectively. The intangible assets are trademark with indefinite life and patents with definite life, which are amortized on a straight-line basis over the estimated useful life of 3 to 7 years.

10. LONG-TERM INVESTMENTS – CONTINUED

(g)	In 2016, the Group invested RMB50,000 to acquire 49.5% equity interests in a limited partnership, Huaying Fund I, which is a fund engaged in investing activities in small and middle scale High Tech private companies. The Group accounted for the investment using the equity method as the Group has significant influence through its board seat but does not control Huaying Fund I. The Group recorded loss of RMB1,342, loss of RMB2,452, and income of RMB7,910 from equity method investment during the years ended December 31, 2019, 2020 and 2021.
(h)	In 2019, the Group invested RMB102,000 to acquire a 34% equity interests in a limited partnership, Huaying Fund II, a fund engaged in investing activities in small and middle scale High Tech private companies. The Group accounted for the investment using the equity method as the Group has significant influence through its board seat but does not control Huaying Fund II. In March 2021, the Group paid the second installment of cash consideration in Huaying Fund II for an amount of RMB68 million. The Group recorded RMB336, RMB5,297 and RMB24,434 of income from equity method investment during the years ended December 31, 2019, 2020 and 2021.
(i)	The other equity method investments represent several insignificant investments classified as equity method investments as the Group has the ability to exercise significant influence but does not have control over the investees.
(j)	Available-for-sale investments represent investments in debt securities and measured at fair value. Those investments mainly include investments in convertible bonds as well as investment in preferred shares with redemption features that were considered as debt instruments.

10. LONG-TERM INVESTMENTS - CONTINUED

The Group summarizes the condensed financial information of the Group's equity investments using equity method as a group below in accordance with Rule 4-08 of Regulation S-X:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue	17,369	28,087	330,685
Gross profit	5,694	15,114	198,495
(Loss)/income from operations	(22,557)	3,011	140,006
Net (loss)/income	(22,551)	3,042	137,681
Net (loss)/income attributable to ordinary shareholders	(22,551)	3,042	137,681

	As of December 31,
	2020	2021
	RMB	RMB
Current assets	156,755	941,812
Non-current assets	359,958	780,128
Current liabilities	360	122,430
Non-current liabilities	2,656	36,807